Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 99,105	$ 35,419
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	61,294	63,240
Stock-based compensation	19,028	22,411
Compensation and benefits, other	3,746	13,673
Deferred rent	19,462	15,822
Other	24,604	25,432
Gross noncurrent deferred income tax assets	128,134	140,578
Deferred tax assets valuation allowance noncurrent	(40,392)	(40,208)
Total noncurrent deferred tax assets	87,742	100,370
Noncurrent deferred income tax liabilities
Property, plant and equipment	503,491	527,547
Licenses/intangibles	282,764	294,738
Partnership investments	133,931	124,221
Other	3,853	3,682
Total noncurrent deferred tax liabilities	924,039	950,188
Net noncurrent deferred income tax liability	$ 836,297	$ 849,818